Fair Value of Assets and Liabilities - Borrower Loans, Loans Held For Sale and Notes (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Minimum
Fair Value Inputs Assets Quantitative Information [Line Items]
Discount rate	4.00%	4.00%
Default rate	2.00%	1.70%
Minimum | Prosper Funding LLC
Fair Value Inputs Assets Quantitative Information [Line Items]
Discount rate	4.00%	4.30%
Default rate	14.40%	14.50%
Maximum
Fair Value Inputs Assets Quantitative Information [Line Items]
Discount rate	14.40%	15.90%
Default rate	15.40%	14.90%
Maximum | Prosper Funding LLC
Fair Value Inputs Assets Quantitative Information [Line Items]
Discount rate	2.00%	1.40%
Default rate	15.40%	14.40%